Stock-based Compensation - Weighted-Average Assumptions used in Estimating Fair Value of each Stock Options using Black-Scholes Option-Pricing Model (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	0.49%	1.58%	1.60%	2.60%
Expected volatility	80.11%	74.59%	75.00%	76.30%
Expected term (in years)	6 years 11 months 4 days	6 years 7 months 2 days	6 years 6 months	6 years 7 months 6 days
Expected dividend yield	0.00%		0.00%